UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-6665

     T. Rowe Price Mid-Cap Growth Fund, Inc. (Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202 (Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202 (Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000 Date of fiscal year end: December 31 Date of reporting period: March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE MID-CAP GROWTH FUND
Unaudited		March 31, 2008
Portfolio of Investments ‡	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 95.9%
CONSUMER DISCRETIONARY 17.0%
Auto Components 1.1%
WABCO (1)	3,500,000	159,670
		159,670
Distributors 0.2%
LKQ Corporation (2)	1,500,000	33,705
		33,705
Hotels, Restaurants & Leisure 4.9%
Chipotle Mexican Grill, Class B (1)(2)	1,471,800	142,897
Gaylord Entertainment (1)(2)	2,500,000	75,725
International Game Technology	4,250,000	170,892
Marriott International, Class A	4,000,000	137,440
Panera Bread, Class A (2)	500,000	20,945
PF Chang's China Bistro (1)(2)	1,200,000	34,128
Pinnacle Entertainment (2)	2,250,000	28,800
The Cheesecake Factory (2)	2,500,000	54,475
Tim Hortons	2,400,000	81,720
		747,022
Household Durables 0.3%
Harman International	1,000,000	43,540
		43,540
Internet & Catalog Retail 2.3%
Amazon.com (2)	3,100,000	221,030
Expedia (2)	6,000,000	131,340
		352,370
Media 3.8%
Cablevision, Class A (2)	4,000,000	85,720
Clear Channel Outdoor, Class A (1)(2)	4,500,000	85,545
Discovery Holding, Class A (2)	5,750,000	122,015
DreamWorks Animation, Class A (2)	2,000,000	51,560
Lamar Advertising (2)	5,000,000	179,650
XM Satellite Radio, Class A (2)	5,000,000	58,100
		582,590
Specialty Retail 4.4%
Bed Bath & Beyond (2)	4,250,000	125,375
Best Buy	1,400,000	58,044
CarMax (2)	6,377,900	123,859
J. Crew (2)	2,100,000	92,757
O'Reilly Automotive (2)	4,000,000	114,080
PetSmart	5,500,000	112,420
Williams-Sonoma	1,500,000	36,360
		662,895
Textiles, Apparel & Luxury Goods 0.0%
Under Armour (2)	137,807	5,044
		5,044
Total Consumer Discretionary		2,586,836
CONSUMER STAPLES 1.4%
Beverages 0.1%
Cott (1)(2)	2,500,000	8,775
		8,775
Food & Staples Retailing 1.3%
Shoppers Drug Mart (CAD)	1,750,000	88,441
Whole Foods Market	3,500,000	115,395
		203,836
Total Consumer Staples		212,611
ENERGY 10.0%
Energy Equipment & Services 4.4%
BJ Services	5,500,000	156,805
Cameron International (2)	1,300,000	54,132
FMC Technologies (2)	2,000,000	113,780
Smith International	4,250,000	272,977
TETRA Technologies (2)	2,900,000	45,936
Trican Well Service (CAD)	1,500,000	31,365
		674,995
Oil, Gas & Consumable Fuels 5.6%
CNX Gas (2)	3,359,700	108,451
CONSOL Energy	1,900,000	131,461
EOG Resources	2,000,000	240,000
Murphy Oil	2,000,000	164,280
Peabody Energy	1,000,000	51,000
SandRidge Energy (2)	750,000	29,363
XTO Energy	2,000,000	123,720
		848,275

Total Energy		1,523,270
FINANCIALS 6.4%

Capital Markets 2.9%
Affiliated Managers Group (2)	800,000	72,592
Ameriprise Financial	2,000,000	103,700
Eaton Vance	4,000,000	122,040
Och-Ziff Capital Management	2,715,790	57,032
Raymond James Financial	1,000,000	22,980
TD Ameritrade (2)	3,500,000	57,785
		436,129
Commercial Banks 0.2%
SVB Financial Group (2)	600,000	26,184
		26,184
Diversified Financial Services 0.4%
Interactive Brokers, Class A (1)(2)	2,500,000	64,175
		64,175
Insurance 2.4%
Assurant	1,750,000	106,505
Axis Capital	3,500,000	118,930
Philadelphia Consolidated (2)	2,000,000	64,400
Principal Financial Group	1,350,000	75,222
		365,057
Real Estate Management & Development 0.5%
St. Joe	1,900,000	81,567
		81,567

Total Financials		973,112

HEALTH CARE 15.9%

Biotechnology 4.2%
Alexion Pharmaceuticals (2)	650,000	38,545
Alkermes (2)	3,650,000	43,362
Amylin Pharmaceuticals (2)	1,750,000	51,117
BioMarin Pharmaceutical (2)	1,000,000	35,370
Cephalon (2)	2,750,000	177,100
Gilead Sciences (2)	300,000	15,459
Human Genome Sciences (2)	5,000,000	29,450
ImClone Systems (2)	150,000	6,363
Medarex (2)	2,000,000	17,700
Millennium Pharmaceuticals (2)	2,500,000	38,650
Myriad Genetics (2)	1,000,000	40,290
OSI Pharmaceuticals (2)	1,200,000	44,868
Theravance (2)	2,000,000	21,060
Vertex Pharmaceuticals (2)	3,000,000	71,670
		631,004
Health Care Equipment & Supplies 2.5%
C.R. Bard	1,250,000	120,500
Edwards Lifesciences (1)(2)	3,500,000	155,925
Gen-Probe (2)	1,250,000	60,250
ResMed (2)	1,000,000	42,180
		378,855
Health Care Providers & Services 2.5%
Community Health System (2)	1,500,000	50,355
Coventry Health Care (2)	1,500,000	60,525
DaVita (2)	500,000	23,880
Health Net (2)	2,000,000	61,600
Henry Schein (2)	2,000,000	114,800
Laboratory Corporation of America (2)	1,000,000	73,680
		384,840
Health Care Technology 0.5%
Cerner (2)	2,150,000	80,152
		80,152
Life Sciences Tools & Services 4.1%
Affymetrix (1)(2)	3,500,000	60,935
Applera	3,400,000	111,724
Illumina (2)	1,500,000	113,850
Millipore (2)	1,750,000	117,967
Qiagen NV (2)	5,000,000	104,000
Waters Corporation (2)	2,000,000	111,400
		619,876
Pharmaceuticals 2.1%
Barr Pharmaceuticals (2)	50,000	2,416
Elan, ADR (2)	7,500,000	156,450
Sepracor (2)	1,600,000	31,232
Valeant Pharmaceuticals (2)	4,300,000	55,169
Warner Chilcott (2)	4,250,000	76,500
		321,767
Total Health Care		2,416,494
INDUSTRIALS & BUSINESS SERVICES 14.1%
Aerospace & Defense 2.8%
Alliant Techsystems (2)	1,500,000	155,295
Harris	1,471,800	71,426
Rockwell Collins	3,500,000	200,025
		426,746
Air Freight & Logistics 0.3%
UTi Worldwide	2,600,000	52,208
		52,208
Airlines 0.9%
Southwest Airlines	11,000,000	136,400
		136,400
Commercial Services & Supplies 1.8%
IHS (2)	1,200,000	77,172
Manpower	2,100,000	118,146
Robert Half International	3,000,000	77,220
		272,538
Construction & Engineering 0.8%
Quanta Services (2)	5,250,000	121,643
		121,643
Electrical Equipment 1.7%
AMETEK (1)	5,750,000	252,482
		252,482
Industrial Conglomerates 2.0%
Roper Industries (1)	5,150,000	306,116
		306,116
Machinery 2.6%
Danaher	925,000	70,328
IDEX (1)	4,250,000	130,432
ITT	2,250,000	116,573
Oshkosh	2,400,000	87,072
		404,405
Trading Companies & Distributors 1.2%
Fastenal	2,300,000	105,639
MSC Industrial Direct	1,700,000	71,825
		177,464
Total Industrials & Business Services		2,150,002
INFORMATION TECHNOLOGY 24.3%
Communications Equipment 2.5%
Ciena (2)	2,500,000	77,075
JDS Uniphase (2)	7,750,000	103,773
Juniper Networks (2)	8,100,000	202,500
		383,348
Computers & Peripherals 1.0%
Seagate Technology	7,000,000	146,580
		146,580
Electronic Equipment & Instruments 2.8%
Dolby Laboratories, Class A (2)	3,000,000	108,780
FLIR Systems (1)(2)	7,150,000	215,143
Jabil Circuit	6,750,000	63,855
Sunpower (2)	500,000	37,255
		425,033
Internet Software & Services 2.1%
CNET Networks (1)(2)	5,000,000	35,500
Monster Worldwide (2)	3,600,000	87,156
VeriSign (2)	5,854,800	194,614
		317,270
IT Services 6.4%
DST Systems (1)(2)	3,000,000	197,220
Fiserv (2)	3,000,000	144,270
Global Payments (1)	4,250,000	175,780
Iron Mountain (2)	4,500,000	118,980
Saic (1)(2)	9,000,000	167,310
Western Union	8,000,000	170,160
		973,720
Semiconductor & Semiconductor Equipment 5.7%
Altera	7,000,000	129,010
Intersil, Class A	4,500,000	115,515
Marvell Technology Group (2)	8,250,000	89,760
Microchip Technology	4,000,000	130,920
ON Semiconductor (2)	10,500,000	59,640
PMC-Sierra (2)	10,750,000	61,275
Teradyne (2)	6,500,000	80,730
Varian Semiconductor Equipment (2)	2,000,000	56,300
Xilinx	6,000,000	142,500
		865,650
Software 3.8%
Amdocs (2)	5,000,000	141,800
Autodesk (2)	2,750,000	86,570
FactSet Research Systems	350,000	18,855
Jack Henry & Associates	3,000,000	74,010
McAfee (2)	3,500,000	115,815
Red Hat (2)	5,250,000	96,547
Salesforce.com (2)	750,000	43,402
		576,999
Total Information Technology		3,688,600
MATERIALS 1.7%
Metals & Mining 1.7%
Agnico-Eagle Mines	2,400,000	162,504
Teck Cominco, Class B	2,250,000	92,160
Total Materials		254,664
TELECOMMUNICATION SERVICES 4.1%
Wireless Telecommunication Services 4.1%
American Tower, Class A (2)	4,000,000	156,840
Crown Castle International (2)	4,500,000	155,205
Leap Wireless International (2)	2,750,000	128,150
MetroPCS Communications (2)	4,000,000	68,000
Rogers Communications, Class B	2,000,000	71,840
SBA Communications (2)	1,500,000	44,745
Total Telecommunication Services		624,780
UTILITIES 1.0%
Independent Power Producers & Energy Traders 1.0%
Dynegy, Class A (2)	12,000,000	94,680
Reliant Energy (2)	2,500,000	59,124
Total Utilities		153,804

Total Common Stocks (Cost $11,896,162)		14,584,173
PREFERRED STOCKS 0.1%
INFORMATION TECHNOLOGY 0.1%
Internet Software & Services 0.1%
Bill Me Later, Acquisition Date: 8/16/07
Acquisition Cost $7,660 (2)(3)	211,415	7,660
Total Preferred Stocks (Cost $7,660)		7,660
SHORT-TERM INVESTMENTS 3.9%
Money Market Funds 3.9%
T. Rowe Price Government Reserve
Investment Fund, 1.35% (1)(4)	600,363,947	600,364
Total Short-Term Investments (Cost $600,364)		600,364
Total Investments in Securities
99.9% of Net Assets (Cost $12,504,186)		$15,192,197

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	Affiliated Companies
(2)	Non-income producing
(3)	Security cannot be offered for public resale without first being registered under the
Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $7,660 and represents 0.1% of net assets.
(4)	Seven-day yield
ADR	American Depository Receipts
CAD	Canadian Dollar

(1) Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	3/31/08	12/31/07
Affymetrix	$ -	$ -	$ -	$ 60,935	$ 80,990
Alliant
Techsystems	-	-	-	*	170,640
AMETEK	4,654	2,857	345	252,482	269,330
Avid Technology	-	109,663	-	-	62,348
Chipotle Mexican
Grill, Class B	871	1,559	-	142,897	183,468
Clear Channel
Outdoor, Class A	1,980	1,521	-	85,545	124,470
CNET Networks	-	39,825	-	35,500	79,975
Cott	-	36,798	-	8,775	26,640
DST Systems	3,961	1,571	-	197,220	**
Edwards Lifesciences	2,861	1,818	-	155,925	160,965
FLIR Systems	7,742	1,189	-	215,143	219,100
Gaylord
Entertainment	8,959	1,316	-	75,725	91,058
Global Payments	27,617	1,759	85	175,780	**
IDEX	7,491	-	480	130,432	**
Interactive Brokers
Class A	1,529	1,086	-	64,175	80,800
Medicis
Pharmaceutical Class A	-	98,267	-	-	77,910
PF Chang's China
Bistro	-	-	-	34,128	**
Roper Industries	5,150	1,683	373	306,116	322,081
Saic	3,213	2,537	-	167,310	181,080
Sunpower, Class A	-	-	-	*	117,351
WABCO	2,837	1,348	245	159,670	175,315
T. Rowe Price
Government
Reserve Investment
Fund, 1.35%	5,053	600,364	990,037
Totals	$6,581	$2,868,122	$ 3,413,558

*	The issuer was not considered an affiliated company at March 31, 2008.
**	The issuer was not considered an affiliated company at December 31, 2007.
¤	Purchase and sale information not shown for cash management funds.

Other information for the period ended March 31, 2008 related to affiliated companies is as follows:

Investment in securities, at cost	$2,434,505
Dividend income	6,581
Interest income	-
Investment income	$ 6,581
Realized gain (loss) on securities	$ (125,255)
Capital gain distributions from
mutual funds	-

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Mid-Cap Growth Fund
Unaudited	March 31, 2008
Notes To Portfolio of Investments

T. Rowe Price Mid-Cap Growth Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation

The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the securities.

Investment Transactions

Investment transactions are accounted for on the trade date.

Currency Translation

Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Pronouncement

On January 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Valuation Inputs

Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk) Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices, because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s investments, based on the inputs used to determine their values on March 31, 2008:

Valuation Inputs Investments in Securities

Level 1 – quoted prices $ 14,464,368,000 Level 2 – significant other observable inputs 720,169,000 Level 3 – significant unobservable inputs 7,660,000 Total $ 15,192,197,000

NOTE 3 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2008, the cost of investments for federal income tax purposes was $12,504,186,000. Net unrealized gain aggregated $2,688,002,000 at period-end, of which $3,910,732,000 related to appreciated investments and $1,222,730,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates), and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Mid-Cap Growth Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 20, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 20, 2008

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	May 20, 2008